Financial instruments - fair values and risk management - Summary of Reconciliation of Liabilities Arising from Financing Activities (Details) - Super Group (SGHC) Limited - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning balance	$ 73	$ 35
Cash inflows	16	0
Arising from business combinations		0
Increase in deferred consideration		0
Cash outflows	(9)	(12)
Effects of movements in exchange rates	7	(2)
Disposals	(22)	0
New leases	11	49
Lease modification		0
Transfer to Liabilities associated with assets held for Sale		0
Other	0	0
Interest	5	3
Ending balance	81	73
Interest-bearing loans and borrowings and deferred consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning balance	0	3
Cash inflows	16	0
Arising from business combinations		0
Increase in deferred consideration		0
Cash outflows	(1)	(3)
Effects of movements in exchange rates	1	0
Disposals	0	0
New leases	0	0
Lease modification		0
Transfer to Liabilities associated with assets held for Sale		0
Other	0	0
Interest	1	0
Ending balance	17	0
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning balance	73	32
Cash inflows	0	0
Arising from business combinations		0
Increase in deferred consideration		0
Cash outflows	(8)	(9)
Effects of movements in exchange rates	6	(2)
Disposals	(22)	0
New leases	11	49
Lease modification		0
Transfer to Liabilities associated with assets held for Sale		0
Other	0	0
Interest	4	3
Ending balance	$ 64	$ 73